Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Growth Strategies Fund	FGVAX	FGVTX	FGVBX	FGECX	FRVIX
Fidelity Advisor Large Cap Fund	FALAX	FALGX	FALHX	FLCCX	FALIX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Stock Selector Mid Cap Fund (formerly Fidelity Advisor Mid Cap Fund)	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Strategic Growth Fund	FTQAX	FTQTX	FTQBX	FTQCX	FTQIX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX
Fidelity® Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX

Fidelity Advisor Convertible Securities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Convertible Securities Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2012

The following information supplements similar information found in the "Management Contracts" section beginning on page 55.

The following table provides information relating to other accounts managed by Mr. Gavin as of January 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 842	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 560	none	none

* Includes Fidelity Advisor® Equity Value Fund ($68 (in millions) assets managed).

As of January 31, 2012, the dollar range of shares of Fidelity Advisor Equity Value Fund beneficially owned by Mr. Gavin was none.

The following table provides information relating to other accounts managed by Mr. Kelley as of January 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 1,564	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,294	none	none

* Includes assets of Fidelity Advisor Strategic Growth Fund ($35 (in millions) assets managed).

As of January 31, 2012, the dollar range of shares of Fidelity Advisor Strategic Growth Fund beneficially owned by Mr. Kelley was none.

ACOM11B-12-02 April 2, 2012
1.739097.145

The following information supplements similar information found in the "Management Contracts" section beginning on page 60.

Rayna Lesser is co-manager of Fidelity Advisor® Stock Selector Mid Cap Fund and receives compensation for her services. As of February 29, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor Stock Selector Mid Cap Fund is based on the pre-tax investment performance of the fund measured against the S&P Midcap 400® Index, and the fund's pre-tax investment performance (based on the performance of the fund's Institutional Class) within the Morningstar® Mid-Cap Blend Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets she manages measured against the S&P Midcap 400® Information Technology Index and the S&P Midcap 400 Telecommunications Services Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Lesser as of February 29, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 1,211	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,211	none	none

* Includes assets of Fidelity Advisor Stock Selector Mid Cap Fund managed by Ms. Lesser ($322 (in millions) assets managed with performance-based advisory fees).

As of February 29, 2012, the dollar range of shares of Fidelity Advisor Stock Selector Mid Cap Fund beneficially owned by Ms. Lesser was none.